Share capital (Details 1) - Stock options	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	4 years 3 months 18 days
Number of options outstanding	4,756,174	4,756,174
Number of options exercisable	3,742,275	3,742,275
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	3 years 5 months 12 days
Number of options outstanding	2,045,455	2,045,455
Number of options exercisable	2,045,455	2,045,455
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	3 years 7 months 13 days
Number of options outstanding	308,522	308,522
Number of options exercisable	263,529	263,529
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	3 years 11 months 9 days
Number of options outstanding	677,273	677,273
Number of options exercisable	522,065	522,065
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	4 years 2 months 5 days
Number of options outstanding	12,500	12,500
Number of options exercisable	8,854	8,854
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	4 years 5 months 19 days
Number of options outstanding	12,500	12,500
Number of options exercisable	8,594	8,594
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	5 years 1 month 17 days
Number of options outstanding	357,500	357,500
Number of options exercisable	243,646	243,646
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	5 years 7 months 10 days
Number of options outstanding	50,000	50,000
Number of options exercisable	17,708	17,708
Exercise price $ 9.60
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.60
Weighted average contractual life	6 years 7 days
Number of options outstanding	337,500	337,500
Number of options exercisable	110,000	110,000
Exercise price $ 9.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.00
Weighted average contractual life	6 years 3 months 18 days
Number of options outstanding	150,000	150,000
Number of options exercisable	112,500	112,500
Exercise price $ 9.16
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.16
Weighted average contractual life	6 years 7 months 10 days
Number of options outstanding	275,000	275,000
Number of options exercisable	0	0
Exercise price $ 1.53
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.53
Weighted average contractual life	4 years 10 months 21 days
Number of options outstanding	120,000	120,000
Number of options exercisable	0	0
Exercise price $ 5.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 5.00
Weighted average contractual life	4 years 11 months 1 day
Number of options outstanding	409,924	409,924
Number of options exercisable	409,924	409,924